Columbia Funds Variable Insurance Trust

225 Franklin Street

Boston, MA 02110

September 18, 2017

VIA EDGAR

Ms. Elizabeth Bentzinger

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Risk Fund
Columbia Variable Portfolio - Managed Risk U.S. Fund

Post-Effective Amendment No. 74
File Nos. 033-14954/811-05199

Dear Ms. Bentzinger:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 74 (Amendment). This Amendment was filed electronically on September 11, 2017.

If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Variable Insurance Trust